ACCUMULATED LOSSES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
ACCUMULATED LOSSES
Balance at the beginning of the financial year	$ (123,311,946)	$ (117,848,074)
Add: net loss attributable to owners of Genetic Technologies Limited	(6,425,604)	(5,463,872)	$ (8,403,826)
Balance at the end of the financial year	$ (129,737,550)	$ (123,311,946)	$ (117,848,074)